Restatement of Previously Issued Financial Statements - Summary of Effect of the Restatement on Financial Statement Line Items (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 10, 2019	Dec. 31, 2017
Balance Sheet:
Total current liabilities	$ 29,065,000				$ 29,065,000		$ 21,014,000	$ 34,341,000	$ 21,014,000
Total liabilities	70,137,000				70,137,000		55,643,000	76,939,000	55,643,000
Class A ordinary shares	86,000				86,000		86,000	86,000	86,000
Accumulated deficit	(418,445,000)				(418,445,000)		(168,463,000)	(412,383,000)	(168,463,000)
Total shareholders' (deficit) equity	(24,673,000)	$ (24,855,000)	$ (8,438,000)	$ (4,721,000)	(24,673,000)	$ (8,438,000)	3,148,000	(19,665,000)	3,148,000	$ 23,699,000		$ 30,141,000
Statement of Operations:
Loss from operations	(7,418,000)		(2,839,000)		(11,873,000)	(9,679,000)		(17,935,000)	(20,537,000)	(25,549,000)
Net loss attributable to ordinary shares	$ (481,000)		$ (4,246,000)		$ (6,352,000)	$ (12,389,000)		$ (244,498,000)	$ (23,017,000)	$ (25,955,000)
Basic and diluted net loss	$ (0.01)		$ (0.05)		$ (0.07)	$ (0.14)		$ (2.86)	$ (0.27)	$ (0.30)
Previously Reported [Member]
Balance Sheet:
Total shareholders' (deficit) equity										$ 6,932,000
Revision of Prior Period, Adjustment [Member]
Balance Sheet:
Total shareholders' (deficit) equity										$ 16,767,000
Common Class A [Member]
Balance Sheet:
Class A ordinary shares								$ 0
TPG Pace Tech Opportunities Corp [Member]
Balance Sheet:
Derivative liabilities	$ 34,773,333	26,720,000			$ 34,773,333		27,610,000	59,536,667	$ 27,610,000
Total current liabilities	41,490,553				41,490,553		8,587	60,070,575	8,587
Total liabilities	57,240,553				57,240,553		8,587	75,820,575	8,587
Redeemable Equity								450,005,937
Additional paid-in capital								0
Accumulated deficit	(55,878,300)				(55,878,300)		(8,494)	(75,009,715)	(8,494)
Total shareholders' (deficit) equity	(55,877,175)	(46,684,194)	$ 15,638	16,506	(55,877,175)	$ 15,638	16,506	(75,008,590)	16,506		$ 0
Statement of Operations:
Professional fees, offering costs and other expenses							8,587	1,396,054
Change in fair value of derivatives	8,053,333		0		(24,763,334)	0	0	31,926,667
Loss from operations	(9,192,981)		(868)		19,131,415	(868)	(8,587)	(33,322,721)
Net loss attributable to ordinary shares	(9,186,142)	28,331,159	(868)	0	19,145,017	(868)	(8,494)	(33,316,784)
Statement of Cash Flows:
Net loss attributable to ordinary shares					19,145,017	(868)	(8,494)	(33,316,784)
Change in accrued professional fees and other expenses					4,183,312	868	8,587	1,193,073
Change in fair value of derivatives	8,053,333		0		(24,763,334)	0	0	31,926,667
TPG Pace Tech Opportunities Corp [Member] | Previously Reported [Member]
Balance Sheet:
Derivative liabilities								0
Total current liabilities								533,908
Total liabilities								16,283,908
Redeemable Equity								429,534,010
Additional paid-in capital								5,644,534
Accumulated deficit								(645,860)
Total shareholders' (deficit) equity								5,000,004
Statement of Operations:
Professional fees, offering costs and other expenses								643,303
Change in fair value of derivatives								0
Loss from operations								(643,303)
Net loss attributable to ordinary shares								(637,366)
Statement of Cash Flows:
Net loss attributable to ordinary shares								(637,366)
Change in accrued professional fees and other expenses								440,322
Change in fair value of derivatives								0
TPG Pace Tech Opportunities Corp [Member] | Revision of Prior Period, Adjustment [Member]
Balance Sheet:
Derivative liabilities								59,536,667
Total current liabilities								59,536,667
Total liabilities								59,536,667
Redeemable Equity								20,471,927
Additional paid-in capital								(5,644,534)
Accumulated deficit								(74,363,855)
Total shareholders' (deficit) equity								(80,008,594)
Statement of Operations:
Professional fees, offering costs and other expenses								752,751
Change in fair value of derivatives								31,926,667
Loss from operations								(32,679,418)
Net loss attributable to ordinary shares								(32,679,418)
Statement of Cash Flows:
Net loss attributable to ordinary shares								(32,679,418)
Change in accrued professional fees and other expenses								752,751
Change in fair value of derivatives								31,926,667
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member]
Balance Sheet:
Class A ordinary shares	0				0			0
Total shareholders' (deficit) equity	0	0	$ 0		0	$ 0	$ 0	0	0		0
Statement of Operations:
Net loss attributable to ordinary shares	$ (7,348,914)				$ 15,316,014			$ (26,653,427)
Basic and diluted net loss	$ (0.16)		$ 0		$ 0.34	$ 0	$ 0	$ (2.58)
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member] | Previously Reported [Member]
Balance Sheet:
Class A ordinary shares								$ 205
Statement of Operations:
Basic and diluted net loss								$ 0
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Balance Sheet:
Class A ordinary shares								$ (205)
Statement of Operations:
Basic and diluted net loss								$ (2.58)
TPG Pace Tech Opportunities Corp [Member] | Common Class F [Member]
Balance Sheet:
Class A ordinary shares	$ 1,125				$ 1,125		$ 2,000	$ 1,125	2,000
Total shareholders' (deficit) equity	1,125	$ 1,125	$ 2,000	$ 2,000	1,125	$ 2,000	$ 2,000	1,125	$ 2,000		$ 0
Statement of Operations:
Net loss attributable to ordinary shares	$ (1,837,228)				$ 3,829,003			$ (6,663,357)
Basic and diluted net loss	$ (0.16)		$ 0.00		$ 0.34	$ 0.00	$ 0.00	$ (0.37)
TPG Pace Tech Opportunities Corp [Member] | Common Class F [Member] | Previously Reported [Member]
Statement of Operations:
Basic and diluted net loss								0
TPG Pace Tech Opportunities Corp [Member] | Common Class F [Member] | Revision of Prior Period, Adjustment [Member]
Statement of Operations:
Basic and diluted net loss								$ (0.37)